Expense Example - TCW Core Fixed Income Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	738
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,037